Significant Transactions	3 Months Ended
Mar. 31, 2020
Significant Transactions [Abstract]
Significant Transactions

(3)          Significant Transactions

Acquisitions

During the three months ended March 31, 2020 and 2019, the Company made several acquisitions to strengthen its current market share in existing markets or to expand into new markets. The goodwill generated from these acquisitions is attributable to expected growth and cost synergies and the expected contribution of each acquisition to the overall Company strategy and is expected to be deductible for tax purposes. The estimated fair values of the net assets of acquired businesses as described below are subject to change resulting from such items as working capital adjustments post-acquisition. As a result, the acquisition accounting for certain acquired businesses could change in subsequent periods resulting in adjustments to goodwill once finalized.

Three Months Ended March 31, 2020

On January 2, 2020, the Company purchased 100% of the equity interests of the Patient Care Solutions business (PCS), a subsidiary of McKesson Corporation. PCS is a home medical equipment supplies business. The Company allocated the consideration paid to the estimated fair values of the net assets acquired on a preliminary basis, including $16.3 million to accounts receivable, $0.5 million to equipment and other fixed assets, $1.4 million to goodwill, and $3.2 million of net liabilities to other working capital accounts. In addition, on March 2, 2020, the Company purchased certain assets of the durable medical equipment business of Advanced Home Care, Inc. (Advanced). The Company allocated the consideration paid to the estimated fair values of the net assets acquired on a preliminary basis, including $18.5 million to equipment and other fixed assets, $38.5 million to goodwill, and $1.5 million of net assets in other working capital accounts. The acquisition of Advanced also includes a potential contingent payment of up to $9.0 million based on certain conditions after closing. The Company is in the process of determining the fair value of such contingent payment, and as such an estimated fair value was not included in the consideration paid as part of the Company’s preliminary acquisition accounting. The valuation of such payment will be completed during the second quarter of 2020. In addition, during the period, the Company completed acquisitions of certain individually immaterial businesses, the results of which were immaterial to the Company’s results for the three months ended March 31, 2020.

The following table summarizes the consideration paid for the acquisitions during the three months ended March 31, 2020:

Cash consideration	$106,178,017
Equity consideration	6,248,015
Deferred payments	14,250
Total	$112,440,282

The Company allocated the consideration paid to the net assets acquired based on their estimated fair values. The Company is still evaluating the fair value of certain assets and liabilities for which provisional amounts were recorded and expects to finalize such evaluation during the second quarter of 2020. Based upon management’s evaluation, which is preliminary and subject to completion of working capital and other adjustments, the consideration paid was allocated as follows during the three months ended March 31, 2020:

Cash	$337,087
Accounts receivable	19,573,766
Inventory	4,780,439
Prepaid and other current assets	1,334,306
Equipment and other fixed assets	24,406,410
Goodwill	74,016,335
Accounts payable and accrued expenses	(6,494,599)
Contract liabilities	(2,467,643)
Unfavorable lease liability	(1,418,931)
Capital lease obligations	(1,626,888)
Net assets acquired	$112,440,282

Three Months Ended March 31, 2019

On January 2, 2019, the Company purchased 100% of the equity of Gould’s Discount Medical, LLC (Goulds). Goulds is a home medical equipment and supplies business. During the three months ended March 31, 2019, the Company allocated the consideration paid to the estimated fair values of the net assets acquired on a preliminary basis, including $3.7 million to accounts receivable, $2.4 million to inventory, $1.7 million to equipment and other fixed assets, $18.6 million to goodwill, and $2.1 million of net liabilities to other working capital accounts. In addition, during the period, the Company completed acquisitions of certain individually immaterial businesses, the results of which were immaterial to the Company’s results for the three months ended March 31, 2019.

The following table summarizes the consideration paid for the acquisitions during the three months ended March 31, 2019.

Cash consideration	$21,562,495
Seller note	2,000,000
Estimated contingent consideration	1,500,000
Total	$25,062,495

The Company allocated the consideration paid to the net assets acquired based on their estimated fair values. Based upon management’s evaluation, which was preliminary and subject to completion of working capital and other adjustments, the consideration paid was allocated as follows during the three months ended March 31, 2019. The Company finalized the valuation of the fair value of the net assets acquired for these acquisitions during the remainder of 2019.

Cash	$117,000
Accounts receivable	3,691,030
Inventory	2,468,427
Prepaid and other current assets	11,835
Equipment and other fixed assets	1,658,714
Goodwill	19,381,515
Accounts payable and accrued expenses	(2,266,026)
Net assets acquired	$25,062,495

During the three months ended March 31, 2019, the Company received net cash of $564,152 relating to working capital adjustments associated with businesses that were acquired during 2018 which was recorded as a reduction to goodwill during the period.

Pro‑Forma Information

The unaudited pro-forma financial information presented below has been prepared by adjusting the historical results of the Company to include the historical results of the significant acquisitions described above. The unaudited pro-forma financial information is presented for illustrative purposes only and may not be indicative of the results of operations that would have actually occurred. In addition, future results may vary significantly from the results reflected in the pro-forma information. The unaudited pro-forma financial information does not reflect the impact of future events that may occur after the acquisitions, such as the impact of cost savings or other synergies that may result from these acquisitions, and does not include interest expense associated with debt incurred to fund the acquisitions.

	Three Months Ended March 31,
	2020	2019
Net revenue	$204,619,618	$181,724,059
Operating income (loss)	$9,082,482	$(4,746,892)

The pro-forma operating loss for the three months ended March 31, 2019 is primarily due to operating losses related to PCS.

Results of Businesses Acquired

The following table presents the amount of net revenue and operating income (loss) since the respective acquisition dates included in the Company’s consolidated statements of operations for the three months ended March 31, 2020 and 2019:

	Three Months Ended March 31,
	2020	2019
Net revenue	$40,724,747	$8,626,378
Operating income (loss)	$(5,559,851)	$1,431,523

The operating loss for the three months ended March 31, 2020 is primarily due to operating losses related to PCS.

Business Combination

As discussed in Note 1, General Information, on July 8, 2019, AdaptHealth Holdings entered into the Merger Agreement, as amended on October 15, 2019, with DFB, pursuant to which AdaptHealth Holdings combined with DFB. The completion of the Business Combination (the Closing) occurred on November 8, 2019. AdaptHealth Holdings was the accounting acquirer in the Business Combination, which was treated as a reverse recapitalization. Accordingly, for accounting purposes, the merger was treated as the equivalent of AdaptHealth Holdings issuing stock for the net assets of DFB, accompanied by a recapitalization. In connection with the Business Combination, the name of the combined company was changed to AdaptHealth Corp.

Following the Closing of the Business Combination, the holders of Class A Common Stock owned an approximate 56% direct controlling interest, with the remaining 44% direct noncontrolling interest owned by the former owners of AdaptHealth Holdings in the form of common units representing limited liability company interests in AdaptHealth Holdings from and after the Closing (New AdaptHealth Units), which is presented as noncontrolling interest in the consolidated financial statements. These members hold common unit interests of AdaptHealth Holdings and a corresponding number of shares of non-economic Class B Common Stock, which enables the holder to one vote per share. The New AdaptHealth Units and a corresponding number of shares of Class B Common Stock are exchangeable on a one-to-one basis for shares of Class A Common Stock. The holders of New AdaptHealth Units owned an approximate 41% direct noncontrolling economic interest in AdaptHealth Holdings at March 31, 2020. This direct noncontrolling interest will continue to decrease as New AdaptHealth Units and a corresponding number of shares of Class B Common Stock are exchanged for shares of Class A Common Stock.